UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan - 139.8%    $   3,600   Adrian, Michigan, City School District, GO, 5% due 5/01/2014 (d)(e)                   $    3,832

                         3,725   Bay City, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2031 (d)                                                                              3,875

                         1,000   Birmingham, Michigan, City School District, School Building and Site, GO, 5% due
                                 11/01/2033 (d)                                                                             1,034

                         1,000   Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2009 (b)(e)                 1,036

                         1,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), AMT, Series B, 6.45% due
                                 4/15/2012 (e)                                                                              1,635

                         3,000   Detroit, Michigan, City School District, GO (School Building and Site Improvement),
                                 Refunding, Series A, 5% due 5/01/2021 (d)                                                  3,133

                         2,300   Detroit, Michigan, City School District, GO (School Building and Site Improvement),
                                 Series A, 5.375% due 5/01/2013 (c)(e)                                                      2,476

                         3,100   Detroit, Michigan, City School District, GO (School Building and Site Improvement),
                                 Series B, 5% due 5/01/2028 (c)                                                             3,173

                         1,025   Detroit, Michigan, Water Supply System Revenue Bonds, DRIVERS, Series 200, 5.75%
                                 due 7/01/2011 (c)(e)(i)                                                                    1,181

                         1,550   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5%
                                 due 7/01/2013 (b)(e)                                                                       1,641

                         2,420   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5%
                                 due 7/01/2034 (b)                                                                          2,480

                         1,250   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5.875%
                                 due 1/01/2010 (c)(e)                                                                       1,321

                         6,900   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5%
                                 due 7/01/2034 (b)                                                                          7,070

                        11,790   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due
                                 7/01/2013 (b)(e)                                                                          12,636

                         1,415   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25% due
                                 7/01/2012 (c)(h)                                                                           1,492

                         3,900   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project),
                                 Series A, 5.75% due 6/01/2016                                                              4,031

                         3,100   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                                 5.80% due 11/01/2024 (g)                                                                   3,193

                         1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(e)        1,664


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
HDA          Housing Development Authority
M/F          Multi-Family
RIB          Residual Interest Bonds



BlackRock MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan             $   1,575   East Grand Rapids, Michigan, Public School District, GO, 5% due 5/01/2031 (d)         $    1,638
(concluded)
                           590   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (a)(e)        630

                           435   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2020 (a)           462

                         1,500   Eastern Michigan University Revenue Bonds, Series B, 5.60% due 6/01/2010 (c)(e)            1,572

                         1,310   Eastern Michigan University Revenue Bonds, Series B, 5.625% due 6/01/2010 (c)(e)           1,374

                         2,425   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2014 (d)(e)                                                                           2,582

                         1,325   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due
                                 5/01/2020 (d)                                                                              1,408

                         1,675   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due
                                 5/01/2021 (d)                                                                              1,780

                         1,700   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2026 (d)                                                                              1,760

                         1,175   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              1,214

                           615   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 5.375% due 7/01/2020 (g)                                          623

                         1,375   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (g)                                            1,471

                         2,200   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)        2,272

                         1,000   Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(e)                     1,051

                         2,940   Gibraltar, Michigan, School District, GO (School Building and Site), 5% due
                                 5/01/2014 (c)(e)                                                                           3,130

                           710   Gibraltar, Michigan, School District, GO (School Building and Site), 5% due
                                 5/01/2028 (c)                                                                                734

                         1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)                     1,169

                         1,035   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50%
                                 due 10/01/2012 (a)(e)                                                                      1,115

                           665   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2019 (a)                                                                               710

                           900   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                 10/01/2020 (a)                                                                               960

                         2,070   Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)            2,257

                        11,250   Greater Detroit Resource Recovery Authority, Michigan, Revenue Refunding Bonds,
                                 Series A, 6.25% due 12/13/2008 (a)                                                        11,627

                         5,625   Gull Lake, Michigan, Community School District, School Building and Site, GO,
                                 5% due 5/01/2014 (d)(e)                                                                    5,988

                         4,345   Harper Woods, Michigan, City School District, School Building and Site, GO,
                                 Refunding, 5% due 5/01/2014 (c)(e)                                                         4,626

                           430   Harper Woods, Michigan, City School District, School Building and Site, GO,
                                 Refunding, 5% due 5/01/2034 (c)                                                              443

                         9,325   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)              9,857

                         3,990   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              4,121

                         1,575   Jenison, Michigan, Public Schools, School Building and Site, GO, 5.50% due
                                 5/01/2019 (c)                                                                              1,673

                         4,000   Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Butterworth Hospital), Series A, 7.25% due 1/15/2013 (b)                                  4,341

                         3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A, 5.50% due 7/15/2011 (b)(e)                                                       3,202

                         1,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A, 5.50% due 7/15/2011 (e)                                                          1,067

                         1,510   Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2013 (b)(e)           1,603

                         1,875   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Hillsdale College Project), 5% due 3/01/2035                                              1,904

                         2,250   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding
                                 Bonds (Hope College), Series A, 5.90% due 4/01/2032                                        2,345

                         1,235   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                 for Creative Studies), 5.85% due 12/01/2022                                                1,299

                         1,145   Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                 for Creative Studies), 5.90% due 12/01/2027                                                1,202

                         2,500   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-B, 5.40% due 6/01/2018 (a)                                                     2,541

                         3,000   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-Q, 5% due 3/01/2031 (a)                                                        3,044

                         1,065   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program),
                                 Group A, 5.50% due 11/01/2020 (a)                                                          1,114

                            75   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6.50% due 11/01/2012 (b)                                                  75

                         1,000   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6% due 12/01/2013 (c)                                                  1,002

                         7,000   Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A, 6.125% due 12/01/2018 (c)                                              7,015

                         2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series I, 5.50% due 10/15/2018 (b)                                                         2,643

                         3,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2029 (b)                                                           3,614

                         2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series II, 5% due 10/15/2033 (a)                                                           2,595

                         1,250   Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X, 7.11%
                                 due 10/15/2010 (d)(i)                                                                      1,396

                         3,000   Michigan State, COP, 5.50% due 6/01/2010 (a)(e)                                            3,133

                         3,000   Michigan State, COP, 5.40% due 6/01/2022 (a)(h)(l)                                         1,530

                         3,740   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due
                                 5/15/2026 (d)                                                                              3,905

                         1,000   Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess
                                 Towers Apartments), AMT, 5.25% due 2/20/2048 (f)                                           1,003

                         4,050   Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Wiliams Pavilion
                                 Apartments), AMT, 4.75% due 4/20/2037 (f)                                                  3,840

                           835   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037 (b)                                                                               842

                         3,310   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series D, 5% due 4/01/2026 (d)     3,318

                         2,530   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                 Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                       2,668

                         2,200   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                      2,294

                         2,875   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Oakwood Obligated Group), Series A, 5% due 7/15/2025                                      2,900

                         1,500   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Oakwood Obligated Group), Series A, 5% due 7/15/2037                                      1,484

                         2,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Sparrow Obligation Group), 5.625% due 11/15/2011 (e)                                      2,153

                         4,250   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Sparrow Obligated Group), 5% due 11/15/2031                                               4,244

                         9,180   Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor
                                 Group), Series A, 5% due 4/15/2036                                                         9,110

                         1,500   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                 Group), Series A, 5% due 12/01/2031                                                        1,511

                         2,715   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 5.75% due 11/15/2009 (b)(e)                                      2,851

                        12,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.125% due 11/15/2009 (b)(e)                                    12,696

                         2,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit), Series A, 6.25% due 11/15/2009 (b)(e)                                      2,652

                         7,200   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                 Health System), Series A, 5.25% due 11/15/2032                                             7,359

                         3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                 Health System), Series A, 5% due 11/15/2038                                                2,986

                         2,200   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health
                                 Services), Series X, 5.75% due 8/15/2009 (b)(e)                                            2,304

                         2,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health
                                 Services), Series X, 6% due 8/15/2009 (b)(e)                                               2,106

                         4,930   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                 Clemens), Series A, 6% due 5/15/2009 (b)(e)                                                5,162

                         3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Saint John
                                 Hospital), Series A, 6% due 5/15/2013 (a)(h)                                               3,072

                         6,400   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health),
                                 Series A, 6% due 12/01/2027 (a)                                                            6,829

                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit), Series C, 5.375% due 12/01/2023                                                   1,047

                         5,255   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit), Series C, 5.375% due 12/01/2030                                                   5,483

                         3,100   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health
                                 Credit Group), Series D, 5% due 8/15/2034                                                  3,116

                        10,250   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (b)         10,672

                         6,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                 Edison Company Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)              6,618

                         2,175   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow
                                 Chemical Company Project), AMT, 5.50% due 12/01/2028                                       2,235

                        15,000   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                                 Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)          19,141

                         1,000   Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (b)                  1,157

                         1,830   Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625%
                                 due 11/01/2010 (b)(e)                                                                      1,931

                           235   Northview, Michigan, Public School District, GO, Refunding, 5.80% due 5/01/2021 (b)          237

                         1,100   Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2009 (c)(e)                      1,141

                           500   Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (b)                             520

                         5,320   Orchard View, Michigan, Schools, School Building and Site, GO, 5% due 11/01/2013 (b)(e)    5,648

                         2,425   Oxford, Michigan, Area Community School District, GO, 5.50% due 11/01/2011 (d)(e)          2,583

                         1,370   Pennfield, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2014 (c)(e)                                                                           1,458

                         1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site,
                                 GO, 5.50% due 11/01/2012 (d)(e)                                                            1,078

                         3,905   Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)             4,033

                           700   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 2), 5.625% due 6/01/2022 (g)                                        730

                         1,425   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2014 (d)(e)                                                                           1,517

                         1,500   Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5%
                                 due 5/01/2031 (d)                                                                          1,560

                         2,500   Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant
                                 Medical Center), Series E, 5.625% due 7/01/2013 (b)                                        2,596

                         2,100   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                 due 7/01/2024 (c)                                                                          2,185

                         1,445   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                 due 7/01/2034 (c)                                                                          1,490

                         1,150   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                 Company), RIB, Series 282, 8.86% due 8/01/2024 (a)(i)                                      1,249

                         1,300   Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2010 (b)(e)           1,357

                         3,500   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5%
                                 due 5/01/2014 (d)(e)                                                                       3,726

                         2,900   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A,
                                 5.25% due 5/01/2014 (d)(e)                                                                 3,130

                         1,325   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2014 (c)(e)      1,411

                         2,500   Thornapple Kellogg School District, Michigan, GO, Refunding, 5% due 5/01/2032 (b)          2,608

                         1,100   Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(e)                        1,149

                        10,660   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                 County), AMT, Series A, 5.375% due 12/01/2015 (b)                                         10,917

                         1,750   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                 Series A, 5% due 12/01/2030 (b)                                                            1,805

                         9,160   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                 Wayne County Airport), AMT, 5% due 12/01/2034 (b)                                          9,316

                         1,710   West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2017 (c)         1,817

                         1,225   West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2018 (c)         1,301

                         2,405   West Branch-Rose City, Michigan, Area School District, GO, 5.50% due 5/01/2009 (c)(e)      2,475

                         1,600   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (b)      1,652


Puerto Rico - 6.2%       2,900   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (e)                                    3,113

                         8,900   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (c)                                 9,927

                             2   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                 Series 16 HH, 7.503% due 7/01/2013 (d)(i)                                                      3

                         2,790   Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due 8/01/2027 (d)         2,873

                         1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (e)                                                          1,045

                                 Total Municipal Bonds (Cost - $381,470) - 146.0%                                         398,154



                                 Municipal Bonds Held in Trust (m)
Michigan - 21.6%         6,700   Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A, 5.75%
                                 due 7/01/2011 (c)(e)                                                                       7,209

                         4,750   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series I, 5.50% due 10/15/2010 (d)                                                         5,028

                        15,030   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                 Series I, 5.50% due 10/15/2011 (d)                                                        15,910

                        15,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co.
                                 Project), Series AA, 6.40% due 8/01/2024 (a)                                              16,164

                         7,525   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5.25% due 12/01/2025 (b)                                             7,879

                         6,295   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT, 5.25% due 12/01/2026 (b)                                             6,591


Puerto Rico - 1.0%       2,535   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%
                                 due 7/01/2010 (d)(e)                                                                       2,694

                                 Total Municipal Bonds Held in Trust (Cost - $61,629) - 22.6%                              61,475



                        Shares
                          Held   Short-Term Securities
                           483   CMA Michigan Municipal Money Fund, 3.03% (j)(k)                                              483

                                 Total Short-Term Securities (Cost - $483) - 0.2%                                             483

                                 Total Investments (Cost - $443,582*) - 168.8%                                            460,112
                                 Other Assets Less Liabilities - 2.6%                                                       7,107
                                 Liability for Trust Certificates, Including Interest Expense Payable - (10.8%)          (29,479)
                                 Preferred Stock, at Redemption Value - (60.6%)                                         (165,117)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  272,623
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $             415,157
                                              =====================
    Gross unrealized appreciation             $              17,741
    Gross unrealized depreciation                           (1,954)
                                              ---------------------
    Net unrealized appreciation               $              15,787
                                              =====================

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Prerefunded.

(f) GNMA Collateralized.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Michigan Municipal Money Fund           (6,901)            $101


(k) Represents the current yield as of July 31, 2007.

(l) Represents a zero coupon bond: the interest rate shown reflects the effective yield at the time of purchase.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Michigan Insured Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Michigan Insured Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Michigan Insured Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Michigan Insured Fund, Inc.


Date: September 20, 2007